RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Financial assets	$ 37,570,270	$ 25,674,195
0 - 30 Days
RISK MANAGEMENT
Financial assets	56,927,387	57,823,109
31 Days - 1 Year
RISK MANAGEMENT
Financial assets	121,859,126	116,395,020
Between 1 and 3 years
RISK MANAGEMENT
Financial assets	122,252,684	106,374,362
Between 3 and 5 years
RISK MANAGEMENT
Financial assets	67,335,491	61,336,409
Greater than 5 years
RISK MANAGEMENT
Financial assets	121,834,038	111,035,266
Cash and balances with central bank | 0 - 30 Days
RISK MANAGEMENT
Financial assets	24,881,536	24,461,384
Interbank borrowings - Repurchase agreements | 0 - 30 Days
RISK MANAGEMENT
Financial assets	7,815,791	14,497,024
Interbank borrowings - Repurchase agreements | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	146,772	452,847
Financial assets investments
RISK MANAGEMENT
Financial assets	37,570,270	25,674,195
Financial assets investments | 0 - 30 Days
RISK MANAGEMENT
Financial assets	2,303,523	2,467,493
Financial assets investments | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	13,929,810	12,311,055
Financial assets investments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	13,318,529	5,462,198
Financial assets investments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	5,257,338	2,597,787
Financial assets investments | Greater than 5 years
RISK MANAGEMENT
Financial assets	7,910,771	5,525,545
Loans and advances to customers | 0 - 30 Days
RISK MANAGEMENT
Financial assets	13,067,571	12,474,473
Loans and advances to customers | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	102,476,191	90,653,852
Loans and advances to customers | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	106,645,598	96,770,268
Loans and advances to customers | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	61,320,760	57,038,679
Loans and advances to customers | Greater than 5 years
RISK MANAGEMENT
Financial assets	113,075,471	104,103,871
Derivative financial instruments | 0 - 30 Days
RISK MANAGEMENT
Financial assets	8,858,966	3,922,735
Derivative financial instruments | 31 Days - 1 Year
RISK MANAGEMENT
Financial assets	5,306,353	12,977,266
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	2,288,557	4,141,896
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	757,393	1,699,943
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial assets	$ 847,796	$ 1,405,850